Revenue From Contracts With Customers - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Total revenues	$ 61,202	$ 5,834	$ 112,669	$ 5,834
Subscriptions [Member]
Total revenues	53,433		92,945
Advertisements [Member]
Total revenues	7,520		11,843
Software Licenses, Net [Member]
Total revenues		5,834	7,295	5,834
Software Licenses, Net [Member] | Nexway eCommerce Solutions [Member]
Total revenues		5,834	7,295	5,834
Other [Member]
Total revenues	$ 249		$ 586